NOTE 26 - Operating Segments: Entity wide disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Israel
Revenues	$ 3,922	$ 2,177
North America
Revenues	30,586	23,011
Entity-wide
Revenues	$ 34,508	$ 25,188